Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 129,201	$ 83,116
Contract assets	507	253
Contract liabilities	120,273	93,366
Non-current	175	408
Current	120,098	92,958
Total contract liabilities	$ 120,273	$ 93,366